OPERATING SEGMENTS - Information about Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	$ 5,952.9	$ 6,696.4
Assets	7,117.2	8,012.9	$ 43.3
Liabilities	2,897.3	3,988.9	43.5
Additions	331.7	446.9
Assets	7,117.2	8,012.9	43.3
Cerro Moro
Disclosure of operating segments [line items]
Assets			14.5
Liabilities			15.2
Assets			14.5
El Peñón
Disclosure of operating segments [line items]
Assets			10.4
Liabilities			9.4
Assets			10.4
Minera Florida Ltda.
Disclosure of operating segments [line items]
Assets			1.9
Liabilities			1.8
Assets			1.9
Corporate and other
Disclosure of operating segments [line items]
Assets			7.3
Liabilities			7.9
Assets			7.3
Canadian Malartic [Member]
Disclosure of operating segments [line items]
Assets			1.8
Liabilities			1.9
Assets			$ 1.8
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,082.9	1,160.4
Assets	1,646.2	1,686.8
Liabilities	415.7	436.3
Additions	82.7	81.8
Assets	1,646.2	1,686.8
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	917.6	907.3
Assets	952.7	951.7
Liabilities	269.0	232.0
Additions	61.7	47.5
Assets	952.7	951.7
Operating segments | Cerro Moro
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	866.1	917.6
Assets	955.5	1,033.6
Liabilities	112.3	89.1
Additions	43.4	87.6
Assets	955.5	1,033.6
Operating segments | El Peñón
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	571.2	585.7
Assets	612.5	646.3
Liabilities	210.5	158.9
Additions	49.7	50.8
Assets	612.5	646.3
Operating segments | Minera Florida Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	292.6	282.9
Assets	317.1	305.7
Liabilities	94.0	92.0
Additions	34.3	60.7
Assets	317.1	305.7
Operating segments | Other mines (ii)
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	0.0	658.3
Assets	0.0	819.6
Liabilities	0.0	263.9
Additions	35.8	88.3
Assets	0.0	819.6
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	2,222.5	2,184.2
Assets	2,633.2	2,569.2
Liabilities	1,795.8	2,716.7
Additions	24.1	30.2
Assets	2,633.2	2,569.2
Aqua Rica | Aqua Rica
Disclosure of operating segments [line items]
Assets	1,156.5
Assets	$ 1,156.5
Aqua Rica | Investment property under construction or development
Disclosure of operating segments [line items]
Assets		1,146.9
Assets		$ 1,146.9